Cash and bank balances - Summary of Cash And Cash Equivalents Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Cash and cash equivalents [abstract]
Cash and cheque on hand	₨ 0	$ 0	₨ 1		₨ 0
Balances with banks
- On current accounts	11,466	138	14,500		27,359
- Deposits with original maturity of less than 3 months	15,555	187	23,681		1,020
Total cash and cash equivalents (refer Note 15)	₨ 27,021	$ 324	₨ 38,182	$ 458	₨ 28,379	₨ 20,679